Income Tax - Deferred tax assets and liabilities (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Deferred tax assets:
Accrued payroll and expense	¥ 188,826	¥ 334,833
Net loss carryforward	362,443	455,944
Financial subsidy	15,790	9,739
Depreciation for property and equipment	137,440	96,565
Unrealized gain from intragroup transactions	28,986	34,112
Provision for allowance for credit losses	58,076	24,081
Deferred tax assets in subtotal	791,561	955,274
Valuation allowance on deferred tax assets	(41,464)	(20,426)
Total deferred tax assets	750,097	934,848
Deferred tax liabilities:
Difference in basis of land use rights	(134,928)	(138,444)
Difference in basis of property and equipment	(205,763)	(147,109)
Difference in basis of intangible assets	(4,881)	(5,903)
Unrealized investment gain	(900)	(900)
Total deferred tax liabilities	¥ (346,472)	¥ (292,356)